Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 54	$ 48	$ 101
Finance costs - leases	5	5	9
Unwinding of obligations	6	2	6
Finance costs and unwinding of obligations	$ 65	$ 55	$ 116